Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Convertible preferred stock	Series B-1	Series B-2	Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2019	$ 84,998
Balance at the beginning at Dec. 31, 2019				$ 0	[1]	$ 2,785	$ (50,348)	$ (47,563)
Beginning balance, shares at Dec. 31, 2019	8,697,229
Balance at beginning (in shares) at Dec. 31, 2019				13,635,614
Issuance of Series B-1 convertible preferred stock	$ 41,527	$ 44,239
Issuance of Series B-1 convertible preferred stock, shares	3,562,869	3,562,869
Exchange of Class AA common stock for Series B convertible preferred stock, shares	1,143,624
Issuance of Series B-1 convertible preferred stock at $8.69 per share upon conversion of convertible notes and accrued interest	$ 9,940
Issuance of Junior convertible preferred stock in connection with SharesPost acquisition	$ 20,383
Issuance of Junior convertible preferred stock in connection with Shares Post acquisition, shares	2,313,623
Issuance of Class AA common stock upon exercise of vested stock options						21		21
Issuance of Class AA common stock upon early exercise of unvested stock options, shares				20,500
Repurchase of early exercised stock options, shares				287,278
Repurchase of restricted stock awards, shares				(171,240)
Issuance of Class AA common stock in connection with an acquisition						44,817		44,817
Issuance of Class AA common stock in connection with an acquisition, shares				(13,915)
Exchange of Class AA common stock for Series B convertible preferred stock (in shares)				9,015,140
Vesting Of Early Exercised Stock Options						32		32
Share-based compensation expense						4,906		4,906
Net income (loss)							(9,712)	(9,712)
Ending balance at Dec. 31, 2020	$ 156,848
Balance at the end at Dec. 31, 2020						52,561	(60,060)	$ (7,499)
Ending balance, shares at Dec. 31, 2020	15,717,345	5,672,925						15,717,345
Balance at ending (in shares) at Dec. 31, 2020				22,773,377
Ending balance at Dec. 31, 2020	$ 156,848
Balance at the end at Dec. 31, 2020						52,561	(60,060)	$ (7,499)
Ending balance, shares at Dec. 31, 2020	15,717,345	5,672,925						15,717,345
Balance at ending (in shares) at Dec. 31, 2020				22,773,377
Issuance of Series B-1 convertible preferred stock	$ 111
Issuance of Series B-1 convertible preferred stock, shares	8,949
Exchange of Class AA common stock for Series B convertible preferred stock	$ 39,722
Exchange of Class AA common stock for Series B convertible preferred stock, shares	3,736,873
Issuance of Series B-1 convertible preferred stock at $8.69 per share upon conversion of convertible notes and accrued interest	$ 47,735		$ 1,640
Issuance of conversion of convertible notes and accrued interest	4,072,904		132,127
Issuance of Class AA common stock upon early exercise of unvested stock options						704		$ 704
Issuance of Class AA common stock upon early exercise of unvested stock options, shares				413,172
Repurchase of early exercised stock options, shares				834,064
Repurchase of restricted stock awards, shares				(13,876)
Issuance of Class AA common stock in connection with an acquisition, shares				(3,736,873)
Exchange of Class AA common stock for Series B convertible preferred stock						(39,722)		(39,722)
Vesting Of Early Exercised Stock Options						145		145
Share-based compensation expense						12,231		12,231
Net income (loss)							(18,499)	(18,499)
Ending balance at Dec. 31, 2021	$ 246,056
Balance at the end at Dec. 31, 2021						$ 25,919	$ (78,559)	$ (52,640)
Ending balance, shares at Dec. 31, 2021	23,668,198	13,491,651	132,127					23,668,198
Balance at ending (in shares) at Dec. 31, 2021				20,269,864

[1]	amount less than 1